SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. This is consistent with how the partnership presents financial information to the CODM and investors. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.
c)Reportable segment measures

The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2022 and 2021:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2022	2021	2022	2021
Core Office	$540	$539	$95	$131
Core Retail	365	372	188	103
LP Investments	836	747	80	40
Corporate	2	2	(157)	(130)
Total	$1,743	$1,660	$206	$144

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2022	2021	2022	2021
Core Office	$1,108	$1,069	$234	$254
Core Retail	759	736	356	198
LP Investments	1,928	1,302	145	34
Corporate	2	3	(331)	(255)
Total	$3,797	$3,110	$404	$231

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2022 and 2021:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2022
Core Office	$331	$132	$6	$71	$540
Core Retail	263	63	—	39	365
LP Investments	333	63	394	46	836
Corporate	—	—	—	2	2
Total	$927	$258	$400	$158	$1,743

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2021
Core Office	$356	$118	$2	$63	$539
Core Retail	271	67	—	34	372
LP Investments	415	57	194	81	747
Corporate	—	—	—	2	2
Total	$1,042	$242	$196	$180	$1,660

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2022
Core Office	$669	$266	$10	$163	$1,108
Core Retail	547	130	—	82	759
LP Investments	705	123	703	397	1,928
Corporate	—	—	—	2	2
Total	$1,921	$519	$713	$644	$3,797

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2021
Core Office	$734	$225	$3	$107	$1,069
Core Retail	538	132	—	66	736
LP Investments	820	120	252	110	1,302
Corporate	—	—	—	3	3
Total	$2,092	$477	$255	$286	$3,110
The following summaries presents share of net earnings from equity accounted investments and interest expense from the partnership’s operating segments for the three and six months ended June 30, 2022 and 2021:

(US$ Millions)	Share of net earnings from equity accounted investments		Interest expense
Three months ended Jun. 30,	2022	2021	2022	2021
Core Office	$253	$146	$(171)	$(139)
Core Retail	151	148	(151)	(165)
LP Investments	15	(41)	(233)	(334)
Corporate	—	—	(68)	(72)
Total	$419	$253	$(623)	$(710)

(US$ Millions)	Share of net earnings from equity accounted investments		Interest expense
Six months ended Jun. 30,	2022	2021	2022	2021
Core Office	$470	$377	$(318)	$(282)
Core Retail	315	167	(295)	(328)
LP Investments	14	(85)	(471)	(570)
Corporate	—	—	(139)	(142)
Total	$799	$459	$(1,223)	$(1,322)

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2022 and December 31, 2021:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Core Office	$36,864	$37,661	$18,331	$18,172	$9,555	$9,819
Core Retail	30,831	30,585	14,012	14,316	9,656	9,945
LP Investments	37,478	43,403	23,021	27,516	1,022	1,043
Corporate	370	355	6,670	6,995	—	—
Total	$105,543	$112,004	$62,034	$66,999	$20,233	$20,807

The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2022 and 2021:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
FFO(1)	$206	$144	$404	$231
Depreciation and amortization of real estate assets	(46)	(46)	(98)	(91)
Fair value gains, net	23	498	1,293	1,138
Share of equity accounted income - non-FFO	177	105	369	181
Income tax expense	(47)	(87)	(230)	(192)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	87	(295)	(636)	(682)
Net income (loss) attributable to unitholders(2)	400	319	1,102	585
Non-controlling interests of others in operating subsidiaries and properties	120	367	1,110	832
Net income (loss)	$520	$686	$2,212	$1,417
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.